Operating Segment	6 Months Ended
Jul. 31, 2019
Operating Segment
Operating Segment

7	Operating Segment

Segment information

Identification of reportable operating segments

The consolidated entity’s Directors examined the group’s performance from both sales channel and geographical perspective and identified seven reportable segments being Australia Retail, New Zealand Retail, Australia wholesale, New Zealand wholesale, US Wholesale, EU Wholesale and e-commerce.

Australia retail

This segment covers retail and outlet stores located in Australia.

New Zealand retail

This segment covers retail and outlet stores located in New Zealand.

Australia wholesale

This segment covers the wholesale of intimates apparel to customers based in Australia

New Zealand wholesale

This segment covers the wholesale of intimates apparel to customers based in New Zealand.

US wholesale

This segment covers the wholesale of intimates apparel to customers based in the United States of America.

Europe wholesale

This segment covers the wholesale of intimates apparel to customers based in Europe.

E-commerce

This segment covers the group’s online retail activities. E-commerce revenue include revenue from a US brand called Fredericks of Hollywood for which Bendon Limited currently has a licence agreement.

These operating segments are based on the internal reports that are reviewed and used by the Chief Executive Officer (who is identified as the Chief Operating Decision Makers (‘CODM’)) in assessing performance and in determining the allocation of resources.

The CODM reviews segment EBITDA (earnings before interest, tax, depreciation and amortisation). The accounting policies adopted for internal reporting to the CODM are consistent with those adopted in the financial statements.

EBITDA is a financial measure which is not prescribed by IFRS and represents the profit adjusted for specific non-cash and significant items. The directors consider EBITDA to reflect the core earnings of the consolidated entity.

The information reported to the CODM is on a monthly basis.

Other Costs and Business Activities

Certain costs are not allocated to our reporting segment results, such as costs associated with the following:

- Corporate overheads, which is responsible for centralized functions such as information technology, facilities, legal, finance, human resources, business development, and procurement. These costs also include compensation costs and other miscellaneous operating expenses not charged to our operating segments, as well as interest and tax income and expense.

These costs are included within “unallocated” segment in our segment performance.

Other assets and liabilities

We manage our assets and liabilities on a Group basis, not by segment. CODM does not regularly review any asset or liability information by segment and its preparation is impracticable. Accordingly, we do not report asset and liability information by segment.

(a)	Reconciliations

Reconciliation of segment revenue to consolidated statements of profit or loss and other comprehensive income:

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

Total segment revenue	47,809	65,736
Intersegment eliminations	(5,715)	(8,986)
Total external revenue	42,094	56,750

Intersegment revenue is recognition of inventory moving between New Zealand and Australia

(b)	Reconciliations

Reconciliation of segment EBITDA to the consolidated statements of profit or loss and other comprehensive income:

Management meets on a monthly basis to assess the performance of each segment. Net operating profit does not include non- operating revenue and expenses such as dividends, fair value gains and losses.

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

Segment EBITDA	(9,758)	(15,436)
Other reconciling items	(18,210)	(11,069)
Income tax (expense)/benefit	(761)	411
Total net loss after tax	(28,729)	(26,094)

Any other reconciling items includes brand transition, finance expenses, impairment expense, depreciation and amortisation, fair value gain/loss on foreign exchange contracts, and unrealised foreign exchange gain/loss that cannot be allocated to segments.

(c)	Geographical information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers whereas segment assets are based on the location of the assets.

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

New Zealand	14,876	20,984
Australia	9,825	17,570
United States	17,079	14,383
Europe	314	3,813
	42,094	56,750

(d)	Segment performance

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZWholesale NZ$000’s	AUWholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total
For the 6 months ended 31 July 2019
Revenue from external customers	12,498	6,502	1,569	3,289	3,242	314	14,680	-	42,094
	12,498	6,502	1,569	3,289	3,242	314	14,680	-	42,094
Cost of sales	(6,820)	(3,007)	(820)	(2,545)	(2,374)	(130)	(10,417)	(2,016)	(28,129)
Gross margin	5,678	3,495	749	744	868	184	4,263	(2,016)	13,965
Other segment expenses*	(5,028)	(2,618)	(636)	(1,299)	(1,303)	(127)	(6,169)	-	(17,180)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(558)	(558)
Corporate expenses	-	-	-	-	-	-	-	(5,656)	(5,656)
Other foreign exchange loss	-	-	-	-	-	-	-	(329)	(329)
EBITDA	650	877	113	(555)	(435)	57	(1,906)	(8,559)	(9,758)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(5,846)	(5,846)
Finance expense	-	-	-	-	-	-	-	(2,230)	(2,230)
Impairment expense	-	-	-	-	-	-	-	(6,849)	(6,849)
Depreciation and amortisation	-	-	-	-	-	-	-	(4,567)	(4,567)
Fair value gain on foreign exchange contracts	-	-	-	-	-	-	-	729	729
Unrealised foreign exchange gain/(loss)	-	-	-	-	-	-	-	553	553
Fair value gain on Convertible Note derivative	-	-	-	-	-	-	-	-	-
Profit/(loss) after income tax	650	877	113	(555)	(435)	57	(1,906)	(26,769)	(27,968)
Income tax expense	-	-	-	-	-	-	-	(761)	(761)
Profit/(loss) after income tax	650	877	113	(555)	(435)	57	(1,906)	(27,530)	(28,729)

* Other segment expenses relate to brand management expenses and some corporate expenses.

(e)	Segment performance

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total
For the 6 months ended 31 July 2018	15,571	8,758	4,556	6,757	3,047	3,813	14,248	-	56,750
Revenue from external customers	15,571	8,758	4,556	6,757	3,047	3,813	14,248	-	56,750
Cost of sales	(7,612)	(4,246)	(3,695)	(5,246)	(2,923)	(3,007)	(10,234)	(2,109)	(39,072)
Gross margin	7,959	4,512	861	1,511	124	806	4,014	(2,109)	17,678
Other segment expenses*	(6,856)	(5,644)	(672)	(1,726)	(1,187)	(1,166)	(5,375)	-	(22,626)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(661)	(661)
Corporate expenses	-	-	-	-	-	-	-	(10,672)	(10,672)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	845	845
EBITDA	1,103	(1,132)	189	(215)	(1,063)	(360)	(1,361)	(12,597)	(15,436)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(5,157)	(5,157)
Finance expense	-	-	-	-	-	-	-	(2,454)	(2,454)
Impairment expense	-	-	-	-	-	-	-	(4,182)	(4,182)
Depreciation and amortisation	-	-	-	-	-	-	-	(1,190)	(1,190)
Fair value gain on foreign exchange contracts	-	-	-	-	-	-	-	2,306	2,306
Unrealised foreign exchange gain/(loss)	-	-	-	-	-	-	-	383	383
Fair value gainon Convertible Note derivative	-	-	-	-	-	-	-	(775)	(775)
Profit/(loss) before income tax	1,103	(1,132)	189	(215)	(1,063)	(360)	(1,361)	(23,666)	(26,505)
Income tax benefit	-	-	-	-	-	-	-	411	411
Profit/(loss) after income tax	1,103	(1,132)	189	(215)	(1,063)	(360)	(1,361)	(23,255)	(26,094)

* Other segment expenses relate to brand management expenses and some corporate expenses